Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income taxes was taxed under the following jurisdictions:

	Years Ended December 31,
(in millions)	2016	2015	2014
Domestic	$635.5	$626.4	$366.6
Foreign	36.9	20.6	21.1
Total	$672.4	$647.0	$387.7

Schedule of Components of Income Tax Expense (Benefit)
Components of Income tax expense (benefit) consist of the following:

	Years Ended December 31,
(in millions)	2016	2015	2014
Current:
Federal	$295.7	$258.5	$206.8
State	34.9	28.6	19.3
Foreign	16.8	10.1	5.8
Total current	347.4	297.2	231.9
Deferred:
Domestic	(90.5)	(48.5)	(89.0)
Foreign	(8.9)	(4.8)	(0.1)
Total deferred	(99.4)	(53.3)	(89.1)
Income tax expense	$248.0	$243.9	$142.8

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the statutory tax rate expressed as a percentage of income before income taxes and the effective tax rate is as follows:

	Years Ended December 31,
(dollars in millions)	2016		2015		2014
Statutory federal income tax rate	$235.4	35.0%	$226.4	35.0%	$135.7	35.0%
State taxes, net of federal effect	17.8	2.6	16.5	2.6	6.5	1.6
Tax benefit of equity awards	(1.6)	(0.2)	—	—	—	—
Effect of rates different than statutory	(4.5)	(0.7)	(1.9)	(0.3)	(1.9)	(0.5)
Foreign withholding tax	0.8	0.1	3.3	0.5	—	—
Effect of UK tax rate change on deferred taxes	(1.5)	(0.2)	(4.0)	(0.6)	—	—
Other	1.6	0.3	3.6	0.5	2.5	0.7
Effective tax rate	$248.0	36.9%	$243.9	37.7%	$142.8	36.8%

Schedule of Deferred Tax Assets and Liabilities
The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

	December 31,
(in millions)	2016	2015
Deferred tax assets:
Equity compensation plans	$29.2	$17.0
Payroll and benefits	22.7	21.2
Deferred interest	13.9	25.0
Net operating loss and credit carryforwards, net	12.7	14.1
Rent	11.0	10.8
Accounts receivable	8.3	6.4
Other	6.2	5.9
Trade credits	0.6	1.5
Total deferred tax assets	104.6	101.9

Deferred tax liabilities:
Software and intangibles	337.4	411.0
Deferred income	58.3	87.3
International investments	31.3	30.4
Property and equipment	30.3	30.6
Other	15.3	17.3
Total deferred tax liabilities	472.6	576.6
Deferred tax asset valuation allowance	1.2	—
Net deferred tax liabilities	$369.2	$474.7